Shares Issued for Equity Financing and Stock Compensation (Details) - Schedule of warrant activity - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares Issued for Equity Financing and Stock Compensation (Details) - Schedule of warrant activity [Line Items]
Number of Warrants, Beginning balance	30,411	212,404
Average Exercise Price (post-reverse stock split price), Beginning balance		14.1
Weighted Average Remaining Contractual Term in Years, Beginning balance		5 years 3 months 14 days
Number of Warrants, Beginning balance, Exercisable		212,404
Average Exercise Price (post-reverse stock split price), Beginning balance, Exercisable (in Dollars per share)		$ 14.1
Weighted Average Remaining Contractual Term in Years, Beginning balance, Exercisable		5 years 3 months 14 days
Number of Warrants, Granted		193,460
Average Exercise Price (post-reverse stock split price), Granted (in Dollars per share)		$ 9.5
Weighted Average Remaining Contractual Term in Years, Granted		5 years 3 months
Number of Warrants, Exercised
Average Exercise Price (post-reverse stock split price), Exercised (in Dollars per share)
Weighted Average Remaining Contractual Term in Years, Exercised
Number of Warrants, Exercisable, Ending balance	30,411
Average Exercise Price (post-reverse stock split price), Exercisable Ending balance (in Dollars per share)	$ 14.0
Weighted Average Remaining Contractual Term in Years, Ending balance	3 years 2 months 15 days
Number of Warrants, Exchanged		(375,454)
Average Exercise Price (post-reverse stock split price), Exchanged (in Dollars per share)
Weighted Average Remaining Contractual Term in Years, Exchanged
Number of Warrants, Forfeited
Average Exercise Price (post-reverse stock split price), Forfeited (in Dollars per share)
Weighted Average Remaining Contractual Term in Years, Forfeited
Number of Warrants, Expired
Average Exercise Price (post-reverse stock split price), Expired (in Dollars per share)
Weighted Average Remaining Contractual Term in Years, Expired
Number of Warrants, Ending balance	30,411	30,411
Average Exercise Price (post-reverse stock split price), Ending balance (in Dollars per share)	$ 14.0	$ 14.0
Weighted Average Remaining Contractual Term in Years, Ending balance	3 years 2 months 15 days	4 years 2 months 15 days
Number of Warrants, Exercisable, Ending balance	30,411
Average Exercise Price (post-reverse stock split price), Exercisable Ending balance (in Dollars per share)	$ 14.0
Weighted Average Remaining Contractual Term in Years, Ending balance	4 years 2 months 15 days